SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of the Total Potential Ordinary Shares that were Excluded from the Diluted Per Share Calculation (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Potential dilutive ordinary shares	0	0	0